Schedule I-Condensed Financial Information (Details 3) (USD $)	0 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended						4 Months Ended	12 Months Ended						12 Months Ended			4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Jun. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 VIE	Dec. 31, 2011 VIE	Dec. 31, 2010 VIE	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2009 Ordinary shares	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital	Dec. 31, 2012 Accumulated losses	Dec. 31, 2011 Accumulated losses	Dec. 31, 2010 Accumulated losses	Dec. 31, 2012 Accumulated other comprehensive income (loss)	Dec. 31, 2011 Accumulated other comprehensive income (loss)	Dec. 31, 2010 Accumulated other comprehensive income (loss)	Feb. 21, 2011 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares	Dec. 31, 2011 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares Preferred shares	Dec. 31, 2011 Series A Preferred Shares Preferred shares	Dec. 31, 2012 Series A Preferred Shares Ordinary shares	Dec. 31, 2012 Series A Preferred Shares Additional paid-in capital	Apr. 11, 2011 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares	Dec. 31, 2011 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares Preferred shares	Dec. 31, 2011 Series B Preferred Shares Preferred shares	Dec. 31, 2012 Series B Preferred Shares Ordinary shares	Dec. 31, 2012 Series B Preferred Shares Additional paid-in capital	Dec. 31, 2010 Parent company	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Dec. 31, 2010 Parent company	Dec. 31, 2012 Parent company Ordinary shares	Dec. 31, 2011 Parent company Ordinary shares	Aug. 27, 2010 Parent company Ordinary shares	Dec. 31, 2012 Parent company Additional paid-in capital	Dec. 31, 2011 Parent company Additional paid-in capital	Aug. 27, 2010 Parent company Additional paid-in capital	Dec. 31, 2010 Parent company Accumulated losses	Dec. 31, 2012 Parent company Accumulated losses	Dec. 31, 2011 Parent company Accumulated losses	Dec. 31, 2010 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2012 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2012 Parent company Series A Preferred Shares Preferred shares	Dec. 31, 2011 Parent company Series A Preferred Shares Preferred shares	Dec. 31, 2012 Parent company Series A Preferred Shares Ordinary shares	Dec. 31, 2012 Parent company Series A Preferred Shares Additional paid-in capital	Dec. 31, 2012 Parent company Series B Preferred Shares Preferred shares	Dec. 31, 2011 Parent company Series B Preferred Shares Preferred shares	Dec. 31, 2012 Parent company Series B Preferred Shares Ordinary shares	Dec. 31, 2012 Parent company Series B Preferred Shares Additional paid-in capital	Dec. 31, 2012 WOFE	Dec. 31, 2011 WOFE
Increase (Decrease) in Shareholders' Equity
Balance		$ 18,289,202	$ (10,111,581)	$ (1,549,963)				$ 4,624	$ 4,778	$ 4,778	$ 124,341,953	$ 145,805	$ 145,805	$ (166,553,261)	$ (10,066,759)	$ (1,700,912)	$ (765,033)	$ (195,405)	$ 366				$ 20,113,898							$ 41,147,021				$ (3,298,601)	$ 18,289,202	$ (10,111,581)		$ 4,624	$ 4,778	$ 4,778	$ 124,341,953	$ 145,805	$ 145,805	$ (3,409,281)	$ (166,553,261)	$ (10,066,759)	$ (39,903)	$ (765,033)	$ (195,405)
Balance (in shares)								46,234,659	47,775,000	47,775,000													20,212,500							8,166,667								46,234,659	47,775,000	47,775,000										20,212,500				8,166,667
Net loss		(9,472,074)	(107,271,525)	(8,365,848)	8,058,229	(26,409,424)	(8,339,525)							(9,472,074)	(107,271,525)	(8,365,848)																		(6,657,478)	(9,472,074)	(107,271,525)								(6,657,478)	(9,472,074)	(107,271,525)
Repurchase of ordinary shares			(1,837,500)						(184)			(1,837,316)																								(1,837,500)			(184)			(1,837,316)
Repurchase of ordinary shares (in shares)									(1,837,500)																														(1,837,500)
Issuance of shares		66,022,797	1,499,994					2,201	30		66,020,596	1,499,964								20,113,898	20,113,898	20,113,898		20,113,898			41,147,021	41,147,021	41,147,021		41,147,021				66,022,797	1,499,994		2,201	30		66,020,596	1,499,964									20,113,898				41,147,021
Issuance of shares (in shares)								22,009,200	297,159											20,212,500				20,212,500			8,166,667				8,166,667							22,009,200	297,159												20,212,500				8,166,667
Direct offering expenses		(3,332,962)									(3,332,962)																								(3,332,962)						(3,332,962)
Conversion of Preferred Shares into ordinary shares																							(20,113,898)		2,021	20,111,877				(41,147,021)		1,268	41,145,753																	(20,113,898)		2,021	20,111,877	(41,147,021)		1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)																							(20,212,500)		20,212,500					(8,166,667)		12,682,206																		(20,212,500)		20,212,500		(8,166,667)		12,682,206
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763	2,292,763	1,390,621								2,292,763	1,390,621																							2,292,763	1,390,621					2,292,763	1,390,621
Proceeds from issuance of ordinary shares upon exercise of stock options		191,533						14			191,519																								191,533			14			191,519
Proceeds from issuance of ordinary shares upon exercise of stock options (in shares)		146,316						146,316																														146,316
Deemed dividend on issuance of Series A Preferred shares																																										49,214,977				(49,214,977)
Share-based compensation expenses		7,596,949	73,927,902								7,596,949	73,927,902																							7,596,949	73,927,902					7,596,949	73,927,902
Foreign currency translation		994,606	(569,628)	(195,771)													994,606	(569,628)	(195,771)															(155,502)	994,606	(569,628)											(155,502)	994,606	(569,628)
Balance		82,582,814	18,289,202	(10,111,581)				10,128	4,624	4,778	258,368,448	124,341,953	145,805	(176,025,335)	(166,553,261)	(10,066,759)	229,573	(765,033)	(195,405)					20,113,898							41,147,021			(10,111,581)	82,582,814	18,289,202	(10,111,581)	10,128	4,624	4,778	258,368,448	124,341,953	145,805	(10,066,759)	(176,025,335)	(166,553,261)	(195,405)	229,573	(765,033)
Balance (in shares)								101,284,881	46,234,659	47,775,000														20,212,500							8,166,667							101,284,881	46,234,659	47,775,000											20,212,500				8,166,667
Restriction on dividend distribution
Dividend paid to the Company					0																																																					0
Amount out of restricted capital and reserves not available for dividend distribution		121,629,677	34,351,666		3,829,188	1,536,426																																																				105,000,000	31,226,400
Cash dividend declared and paid to the Company																																			0	0	0
Amount of cash transactions																																			$ 0	$ 0	$ 0